Stock-based Compensation (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation Technique, Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options		$ 3.27
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted	0
Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement, number of shares authorized	818,936
Share based compensation arrangement, number of shares available for grant	781,052